    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2006.

                                                                 No. 333-102228
                                                                  No. 811-21265
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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                       ------------------------

                              FORM N-1A
                      REGISTRATION STATEMENT
                  UNDER THE SECURITIES ACT OF 1933                   / /
                    Pre-Effective Amendment No.                      / /
                  Post-Effective Amendment No. 98                    /X/
                                                                  and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                            ACT OF 1940
                         Amendment No. 100
                                                                     /X/
                    (Check appropriate box or boxes)
                       ------------------------

                POWERSHARES EXCHANGE-TRADED FUND TRUST
         (Exact Name of Registrant as Specified in Charter)

                      301 West Roosevelt Road
                         Wheaton, IL 60187
               (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (800) 983-0903

           H. Bruce Bond                             With a copy to:
      301 West Roosevelt Road                       Stuart M. Strauss
         Wheaton, IL 60187                        Clifford Chance US LLP
(Name and Address of Agent for Service)            31 West 52nd Street
                                                    New York, NY 10019


           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b) of Rule 485.
---------
    X     on December 1, 2006 pursuant to paragraph (b) of Rule 485.
---------
          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
---------
          on [date] pursuant to paragraph (a) of Rule 485.
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          75 days after filing pursuant to paragraph (a)(2) of Rule 485.
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          on [date] pursuant to paragraph (a) of Rule 485.
---------

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 81 to its Registration Statement until December 1, 2006. Parts A, B and C of Registrant's Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 83 under the Investment Company Act of 1940, filed on August 11, 2006, are incorporated by reference herein.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 9th day of November, 2006.

                                PowerShares Exchange-Traded Fund Trust

                                By:  /s/ Harold Bruce Bond
                                     ---------------------
                                     Title: Harold Bruce Bond, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.


           SIGNATURE                      TITLE                      DATE
/s/ Harold Bruce Bond             President and Chairman       November 9, 2006
---------------------------
Harold Bruce Bond

/s/ Bruce Duncan                  Chief Financial Officer      November 9, 2006
---------------------------       and Treasurer
Bruce Duncan

*/s/ Ronn R. Bagge                Trustee                      November 9, 2006
---------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan             Trustee                      November 9, 2006
---------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum           Trustee                      November 9, 2006
---------------------------
Philip M. Nussbaum

*By: /s/ Stuart M. Strauss
---------------------------
Stuart M. Strauss
Attorney-In-Fact

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